Note 19 - Fair Value Measurements (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Indefinite-Lived Trademarks		¥ 15,000
Non-marketable Equity Securities [Member]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Total	109,840
Fair Value, Measurements, Nonrecurring [Member] | Non-marketable Equity Securities [Member]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Total	109,840
Other Investments [Member] | Fair Value, Measurements, Nonrecurring [Member]
Securities Owned Not Readily Marketable, Total		127,456
Security Owned Not Readily Marketable, Fair Value	17,616
Trademarks [Member]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		81,000
Trademarks [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		¥ 81,000
Fair Value, Inputs, Level 3 [Member]
Indefinite-Lived Trademarks			¥ 96,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Non-marketable Equity Securities [Member]
Security Owned Not Readily Marketable, Fair Value	¥ 17,616